Accounts and notes receivables, net	12 Months Ended
Dec. 31, 2021
Accounts and notes receivables, net
Accounts and notes receivables, net

4.Accounts and notes receivables, net

Accounts and notes receivables are consisted of the following:

	December 31, 2020	December 31, 2021
	RMB	RMB
Notes receivable	5,235	4,588
Accounts receivable	84,189	78,332
Less: allowance for doubtful accounts	(23,298)	(34,969)
Accounts receivable, net	66,126	47,951

The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2019, 2020 and 2021:

	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Balance at the beginning of the year	491	14,175	23,298
Additions	13,684	13,654	11,671
Write-off	—	(4,531)	—
Balance at the end of the year	14,175	23,298	34,969